Nature of Operations	12 Months Ended
Dec. 31, 2022
Disclosure of notes and other explanatory information [Abstract]
Nature of Operations

1.	NATURE OF OPERATIONS
Alamos Gold Inc. ("Alamos"), a company incorporated under the Business Corporation Act (Ontario), and its wholly-owned subsidiaries (collectively the “Company”) are engaged in the acquisition, exploration, development and extraction of precious metals. Alamos is a Canadian-based intermediate gold producer with diversified North American production from the Young-Davidson and the Island Gold mines in Northern Ontario, Canada and the Mulatos District in Sonora State, Mexico. In addition, Alamos has a strong portfolio of growth projects, including the Phase 3+ Expansion at Island Gold, and the Lynn Lake project in Manitoba, Canada. Alamos employs more than 1,900 people and is committed to the highest standards of sustainable development and ethical business practices.
Alamos is a publicly traded company with common shares listed on the Toronto Stock Exchange (TSX: AGI) and the New York Stock Exchange (NYSE: AGI).
The Company’s registered office is located at 181 Bay St, Suite 3910, Toronto, Ontario, M5J 2T3.